Financial Instruments Risk - Liquidity Risk Narrative (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	[1]	Mar. 31, 2023	[1]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	$ 137,921	$ 132,625	$ 107,569	$ 138,210	$ 136,095		$ 255,592
Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	137,900
Shelf Prospectus, amount allowed, common shares	$ 250,000
Shelf Prospectus, effective period	25 months
Liquidity risk | Self-Insurance Policy
Disclosure of nature and extent of risks arising from financial instruments [line items]
Restricted cash	$ 43,900

[1]	Comparative information has been adjusted due to discontinued operations see Note 8(b).